Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Statutory federal tax rate	21.00%	21.00%	21.00%
Income attributable to noncontrolling interests and nontaxable income	(33.30%)	(21.00%)	(21.00%)
State income taxes, net of federal benefit	(1.10%)
Transaction costs	3.40%
Change in uncertain tax positions	(3.30%)
Other	(0.10%)	0.00%
Effective income tax rate	(13.40%)	0.00%	0.00%